Fair Value Measurements (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	$ 350	$ 350
Interest bearing deposits	361,757	351,816
Long-term debt	25,000	25,000
Other interest bearing liabilities	1,593	1,545
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Interest bearing deposits	361,468	354,628
Long-term debt	24,885	24,963
Other interest bearing liabilities	1,595	1,549
(Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, net of allowance for loan losses	372,906	366,660
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Loans, net of allowance for loan losses	380,965	375,574
Interest bearing deposits	361,757	351,816
Long-term debt	25,000	25,000
Other interest bearing liabilities	1,593	1,545
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits with banks	350	350
Loans, net of allowance for loan losses	372,906	366,660
Interest bearing deposits	361,468	354,628
Long-term debt	24,885	24,963
Other interest bearing liabilities	$ 1,595	$ 1,549